Leases - Maturities of operating lease liabilities (Details) - USD ($)	Mar. 31, 2021	Oct. 01, 2019
Maturities of operating lease liabilities
2022	$ 186,923
2023	176,168
2024	64,323
2025	64,323
2026	64,323
Thereafter	275,621
Total future minimum lease payments	831,681
Less: Imputed interest	(109,016)
Total	$ 722,665	$ 300,000